SCHEDULE OF CUMULATIVE MATURITIES OF LONG-TERM OBLIGATIONS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022 (remainder of year)	$ 682,348
2023	957,233	$ 913,919
2024	1,010,835	963,584
2025	1,069,437	1,015,030
2026	1,130,416	1,071,119
2025		1,129,340
Thereafter	3,058,062	3,040,781
Total	7,908,331	8,133,773
Less debt issuance costs	(129,791)	(134,528)
Total	$ 7,778,540	$ 7,999,245	$ 8,849,280